Income Taxes - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 23, 2019 shareholder $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating loss carryforwards
Income tax expense		$ 16	$ 62	$ 39	$ 43	$ 71	$ 133
Accumulated other comprehensive earnings		$ 29,812		$ 29,812		22,044	$ 24,766
Accumulated other comprehensive earnings, tax						10,500
Number of five-percent stockholders which, in the event of an increase in their ownership percentage by more than fifty percent, could result in the entity experiencing an ownership change | shareholder	1
Rolling time period used for measurement of ownership increase of five-percent shareholders	3 years
Threshold percentage of outstanding stock in an unapproved stock purchase that would trigger activation of rights under the Rights Plan	4.99%
Redemption price of rights issued under Rights Plan | $ / shares	$ 0.001
Term of Rights Plan	3 years
AMT credit						404
Minimum
Operating loss carryforwards
Percentage of ownership increase by five-percent shareholders which could potentially trigger an ownership change	50.00%
Federal
Operating loss carryforwards
Net operating loss carryforwards						623,500
Net operating loss carryforwards with indefinite carryover period						65,900
California
Operating loss carryforwards
Net operating loss carryforwards						$ 435,200